ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3) ACCOUNTS RECEIVABLE

($ thousands)	December 31, 2016	December 31, 2015
Accrued receivables	$83,774	$91,378
Accounts receivable - trade	33,305	22,615
Current income tax receivable	1,564	21,410
Allowance for doubtful accounts	(3,275)	(3,247)
Total accounts receivable, net of allowance for doubtful accounts	$115,368	$132,156